Analysis of operating revenues and segmental analysis	12 Months Ended
Mar. 31, 2024
Analysis of operating revenues and segmental analysis
Analysis of operating revenues and segmental analysis

16.         Analysis of operating revenues and segmental analysis

The Group determines and presents operating segments based on the information that internally is provided to the Group CEO, who is the Company’s Chief Operating Decision Maker (CODM).

The Group comprises five separate airlines, Buzz, Lauda Europe (“Lauda”), Malta Air, Ryanair DAC and Ryanair UK (which is consolidated within Ryanair DAC). Ryanair DAC is reported as a separate segment as it exceeds the applicable quantitative thresholds for reporting purposes. Buzz, Malta Air and Lauda do not individually exceed the quantitative thresholds and accordingly are presented on an aggregate basis as they exhibit similar economic characteristics and their services, activities and operations are sufficiently similar in nature. The results of these operations are included as ‘Other Airlines.’ Due to a change in the composition of reportable segments in fiscal year 2024, comparative tables have been updated in accordance with IFRS 8.

The CODM assesses the performance of the business based on the profit after tax of each airline for the reporting period. Resource allocation decisions for all airlines are based on airline performance for the relevant period, with the objective in making these resource allocation decisions being to optimise consolidated financial results.

Reportable segment information is presented as follows:

	At March 31, 2024
	Ryanair DAC	Other Airlines	Elimination	Total
	€M	€M	€M	€M
Scheduled revenue	9,037.7	107.4	—	9,145.1
Ancillary revenue	4,298.7	—	—	4,298.7
Inter-segment revenue	744.6	1,366.1	(2,110.7)	—
Segment revenue	14,081.0	1,473.5	(2,110.7)	13,443.8

Reportable segment profit after income tax	1,860.0	57.1	—	1,917.1

Other segment information:
Depreciation	(1,018.0)	(41.5)	—	(1,059.5)
Finance expense	(74.7)	(8.3)	—	(83.0)
Finance income	144.8	—	—	144.8
Capital expenditure	(1,926.6)	(42.7)	—	(1,969.3)

Reportable segment assets	16,867.5	308.1	—	17,175.6
Reportable segment liabilities	8,948.7	612.7	—	9,561.4

	At March 31, 2023
	Ryanair DAC	Other Airlines	Elimination	Total
	€M	€M	€M	€M
Scheduled revenue	6,843.4	86.9	—	6,930.3
Ancillary revenue	3,844.9	—	—	3,844.9
Inter-segment revenue	759.4	1,294.5	(2,053.9)	—
Segment revenue	11,447.7	1,381.4	(2,053.9)	10,775.2

Reportable segment profit after income tax (i)	1,382.3	45.7	—	1,428.0

Other segment information:
Depreciation	(876.6)	(46.6)	—	(923.2)
Finance expense	(70.2)	(6.6)	—	(76.8)
Finance income	42.4	—	—	42.4
Capital expenditure	(1,760.1)	(153.0)	—	(1,913.1)

Reportable segment assets	15,920.4	485.5	—	16,405.9
Reportable segment liabilities	9,914.7	848.2	—	10,762.9

	At March 31, 2022
	Ryanair DAC	Other Airlines	Elimination	Total
	€M	€M	€M	€M
Scheduled revenue	2,616.1	36.4	—	2,652.5
Ancillary revenue	2,148.4	—	—	2,148.4
Inter-segment revenue	698.5	1,086.3	(1,784.8)	—
Segment revenue	5,463.0	1,122.7	(1,784.8)	4,800.9

Reportable segment (loss)/profit after income tax (i)	(354.7)	(0.3)	—	(355.0)

Other segment information:
Depreciation	(660.1)	(59.3)	—	(719.4)
Finance expense	(87.8)	(3.6)	—	(91.4)
Finance income	—	—	—	—
Capital expenditure	(1,527.8)	(5.0)	—	(1,532.8)

Reportable segment assets	14,832.1	317.7	—	15,149.8
Reportable segment liabilities	8,879.3	725.2	—	9,604.5
(i)Reportable segment profit after income tax in the financial year ended March 31, 2023, excludes a net exceptional loss after tax of €114m, attributable to the fair value measurement of jet fuel call options. Reportable segment (loss)/profit after income tax in the financial year ended March 31, 2022, excludes a net exceptional gain after tax of €114m, attributable to the fair value measurement of jet fuel call options.

Entity-wide disclosures:

Disaggregation of revenues

The following table disaggregates total revenue by primary geographical market. In accordance with IFRS 8, revenue by country of origin has been provided where revenue for that country is in excess of 10% of total revenue. Ireland is presented as it represents the country of domicile. “Other” includes all other countries in which the Group has operations.

	Year ended
	March 31,
	2024	2023	2022
	€M	€M	€M
Italy	2,853.3	2,364.5	1,188.8
Spain	2,416.2	1,883.4	873.8
United Kingdom	2,031.0	1,589.7	564.0
Ireland	791.0	640.4	229.6
Other	5,352.3	4,297.2	1,944.7
Total revenue	13,443.8	10,775.2	4,800.9

Ancillary revenues comprise revenues from non-flight scheduled operations, in-flight sales and internet-related services. Non-flight scheduled revenue arises from the sale of priority boarding, allocated seats, car hire, travel insurance, airport transfers, room reservations and other sources, including excess baggage charges and other fees, all directly attributable to the low-fares business.

The vast majority of ancillary revenue is recognized at a point in time, which is typically the flight date. The economic factors that would impact the nature, amount, timing and uncertainty of revenue and cash flows associated with the provision of passenger travel-related ancillary services are homogeneous across the various component categories within ancillary revenue. Accordingly, there is no further disaggregation of ancillary revenue required in accordance with IFRS 15.

All of the Group’s operating profits/(losses) arise from lowfares airline-related activities. The major revenue earning assets of the Group are its aircraft. Since the Group’s aircraft fleet is flexibly employed across its route network in Europe, there is no suitable basis of allocating such assets and related liabilities to geographical segments.